Goodwill and Intangible Assets, Net - Summary of Changes in Net Carrying Amount of Goodwill (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Beginning balance		$ 3,679	$ 3,638
Foreign currency translation		1	(3)
Acquisitions	[1]		44
Ending balance		3,680	3,679
Employer Solutions
Goodwill [Line Items]
Beginning balance		3,606	3,564
Foreign currency translation		1	(2)
Acquisitions	[1]		44
Ending balance		3,607	3,606
Professional Services
Goodwill [Line Items]
Beginning balance		73	74
Foreign currency translation			(1)
Ending balance		$ 73	$ 73

[1]	Amounts relate to the 2022 Acquisition and measurement period adjustments related to prior year acquisitions. See Note 4 “Acquisitions” for more information.